BALANCE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Mar. 31, 2021
Revenue From Contracts With Customers1 [Abstract]
Disclosure of net contract assets (liabilities)	Net contract liabilities are as follows:

	2021	2020
Contract assets	$461.9	$569.3
Contract liabilities - current	(674.7)	(746.2)
Contract liabilities - non-current	(96.2)	(83.3)
Net contract liabilities	$(309.0)	$(260.2)